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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST

(Exact name of registrant as specified in charter)

767 Fifth Avenue, 49th Floor, New York, NY 10153

(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, Esq.

c/o Baron Investment Funds Trust

767 Fifth Avenue, 49th Floor,

New York, NY 10153

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1. Schedule of Investments

Baron Asset Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.03%)
Consumer Discretionary (20.34%)
	Advertising (1.35%)
1,425,000	Lamar Advertising Co., Cl A1	$78,780,143	$34,941,000

	Apparel Retail (1.23%)
925,000	Urban Outfitters, Inc.[1]	15,117,011	31,810,750

	Apparel, Accessories & Luxury Goods (2.47%)
875,000	Polo Ralph Lauren Corp., Cl A	17,007,094	63,840,000

	Automotive Retail (0.39%)
500,000	CarMax, Inc.[1]	5,701,415	9,950,000

	Broadcasting (1.52%)
1,100,000	Discovery Communications, Inc., Cl A1	29,767,574	39,281,000

	Casinos & Gaming (1.55%)
525,000	Wynn Resorts, Ltd.	1,743,976	40,041,750

	Education Services (2.95%)
1,450,000	DeVry, Inc.	15,178,463	76,110,500

	Homebuilding (0.19%)
300,000	Toll Brothers, Inc.[1]	5,938,441	4,908,000

	Hotels, Resorts & Cruise Lines (2.21%)
850,000	Choice Hotels Intl., Inc.	4,185,563	25,678,500
850,000	Hyatt Hotels Corp., Cl A1	24,084,647	31,526,500

		28,270,210	57,205,000

	Household Appliances (0.34%)
175,000	Stanley Black & Decker, Inc.	10,328,761	8,841,000

	Internet Retail (0.96%)
140,000	priceline.com, Inc.[1]	23,562,828	24,715,600

	Leisure Facilities (2.43%)
1,799,200	Vail Resorts, Inc.[1]	35,613,086	62,810,072

	Specialty Stores (2.75%)
1,250,000	Dick’s Sporting Goods, Inc.[1]	35,113,986	31,112,500
1,050,000	Tiffany & Co.	33,710,690	39,805,500

		68,824,676	70,918,000

Total Consumer Discretionary		335,833,678	525,372,672

Energy (8.30%)
	Oil & Gas Drilling (1.31%)
925,000	Helmerich & Payne, Inc.	29,003,643	33,781,000

	Oil & Gas Equipment & Services (2.24%)
220,000	Core Laboratories N.V.[2]	30,622,516	32,474,200
360,000	SEACOR Holdings, Inc.[1]	10,216,000	25,437,600

		40,838,516	57,911,800

	Oil & Gas Exploration & Production (2.89%)
239,500	Concho Resources, Inc.[1]	11,554,901	13,251,535
725,200	Ultra Petroleum Corp.[1,2]	32,782,192	32,090,100
375,000	Whiting Petroleum Corp.[1]	26,220,923	29,407,500

		70,558,016	74,749,135

	Oil & Gas Storage & Transportation (1.86%)
2,200,000	Southern Union Co.	27,493,069	48,092,000

Total Energy		167,893,244	214,533,935

Financials (16.76%)
	Asset Management & Custody Banks (3.70%)
2,089,799	Eaton Vance Corp.	54,642,489	57,699,350
850,000	T. Rowe Price Group, Inc.	23,450,029	37,731,500

		78,092,518	95,430,850

	Insurance Brokers (0.78%)
1,050,000	Brown & Brown, Inc.	20,592,027	20,097,000

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Investment Banking & Brokerage (3.68%)
6,700,000	Charles Schwab Corp.	$14,065,115	$95,006,000

	Office REITs (1.75%)
149,526	Alexander’s, Inc.[4]	8,360,557	45,294,416

	Real Estate Services (1.61%)
3,050,000	CB Richard Ellis Group, Inc., Cl A1	40,732,932	41,510,500

	Reinsurance (2.88%)
1,000,000	Arch Capital Group, Ltd.[1,2]	33,841,383	74,500,000

	Specialized Finance (2.36%)
90,000	CME Group, Inc., Cl A	6,209,144	25,339,500
1,300,000	MSCI, Inc., Cl A1	39,123,416	35,620,000

		45,332,560	60,959,500

Total Financials		241,017,092	432,798,266

Health Care (17.50%)
	Health Care Distributors (1.49%)
700,000	Henry Schein, Inc.[1]	19,695,529	38,430,000

	Health Care Equipment (4.76%)
1,450,000	IDEXX Laboratories, Inc.[1]	60,164,185	88,305,000
110,000	Intuitive Surgical, Inc.[1]	12,538,359	34,718,200

		72,702,544	123,023,200

	Health Care Facilities (3.24%)
1,450,000	Community Health Systems, Inc.[1]	44,168,918	49,024,500
1,400,000	VCA Antech, Inc.[1]	44,932,960	34,664,000

		89,101,878	83,688,500

	Health Care Supplies (1.40%)
900,000	DENTSPLY International, Inc.	19,319,005	26,919,000
200,000	Gen-Probe, Inc.[1,4]	8,252,158	9,084,000

		27,571,163	36,003,000

	Life Sciences Tools & Services (6.61%)
1,025,000	Covance, Inc.[1]	59,353,059	52,603,000
725,000	Life Technologies Corp.[1]	37,595,422	34,256,250
400,000	Mettler-Toledo International, Inc.[1]	26,298,875	44,652,000
800,000	Thermo Fisher Scientific, Inc.[1]	23,037,359	39,240,000

		146,284,715	170,751,250

Total Health Care		355,355,829	451,895,950

Industrials (19.00%)
	Aerospace & Defense (0.32%)
80,000	Precision Castparts Corp.	4,744,426	8,233,600

	Air Freight & Logistics (4.84%)
1,500,000	C. H. Robinson Worldwide, Inc.	27,854,391	83,490,000
1,200,000	Expeditors International of Washington, Inc.	31,841,441	41,412,000

		59,695,832	124,902,000

	Construction & Engineering (1.39%)
175,015	AECOM Technology Corp.[1]	4,279,799	4,035,846
1,550,000	Quanta Services, Inc.[1]	39,711,495	32,007,500

		43,991,294	36,043,346

	Diversified Support Services (2.69%)
1,150,000	Copart, Inc.[1]	42,059,264	41,181,500
1,550,000	Ritchie Bros. Auctioneers, Inc.[2]	38,130,924	28,241,000

		80,190,188	69,422,500

	Environmental & Facilities Services (2.96%)
750,000	Covanta Holding Corp.[1]	16,906,786	12,442,500
975,000	Stericycle, Inc.[1]	28,948,289	63,940,500

		45,855,075	76,383,000

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Human Resource & Employment Services (0.91%)
1,000,000	Robert Half Intl., Inc.	$972,552	$23,550,000

	Research & Consulting Services (2.38%)
650,000	Equifax, Inc.	21,482,511	18,239,000
1,450,000	Verisk Analytics, Inc., Cl A1	37,700,535	43,355,000

		59,183,046	61,594,000

	Trading Companies & Distributors (3.51%)
1,375,000	Fastenal Co.	54,825,095	69,011,250
425,000	MSC Industrial Direct Co., Inc., Cl A	19,842,798	21,530,500

		74,667,893	90,541,750

Total Industrials		369,300,306	490,670,196

Information Technology (10.48%)
	Application Software (4.73%)
700,000	ANSYS, Inc.[1]	21,311,741	28,399,000
400,000	Blackboard, Inc.[1]	17,120,036	14,932,000
400,000	Citrix Systems, Inc.[1]	15,691,132	16,892,000
925,000	FactSet Research Systems, Inc.	53,842,905	61,965,750

		107,965,814	122,188,750

	Electronic Equipment & Instruments (0.96%)
850,000	FLIR Systems, Inc.[1]	18,928,164	24,726,500

	IT Consulting & Other Services (4.79%)
700,000	Equinix, Inc.[1,4]	56,983,955	56,854,000
2,875,000	Gartner, Inc.[1]	68,065,780	66,843,750

		125,049,735	123,697,750

Total Information Technology		251,943,713	270,613,000

Materials (1.22%)
	Specialty Chemicals (1.22%)
700,000	Ecolab, Inc.	23,937,958	31,437,000

Telecommunication Services (3.43%)
	Wireless Telecommunication Services (3.43%)
1,025,000	NII Holdings, Inc.[1]	39,262,199	33,333,000
1,625,000	SBA Communications Corp., Cl A1	53,434,220	55,266,250

Total Telecommunication Services		92,696,419	88,599,250

Total Common Stocks		1,837,978,239	2,505,920,269

Shares		Cost	Value
Private Equity Investments (1.56%)
Consumer Discretionary (0.80%)
	Hotels, Resorts & Cruise Lines (0.80%)
5,200,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3,4	$52,000,000	$20,800,000

Financials (0.76%)
	Asset Management & Custody Banks (0.76%)
5,600,004	Windy City Investments Holdings LLC[1,3,4]	31,960,709	19,600,012

Total Private Equity Investments		83,960,709	40,400,012

Principal Amount
Short Term Investments (1.35%)
$34,962,522	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2010, 0.00% due 07/01/2010; Proceeds at maturity – $34,962,522; (Fully collateralized by U.S. Treasury Note, 2.375% due 09/30/2014; Market value –$36,714,619)	34,962,522	34,962,522

Total Investments (99.94%)		$1,956,901,470	2,581,282,803

Cash and Other Assets Less Liabilities (0.06%)			1,430,469

Net Assets			$2,582,713,272

Retail Shares (Equivalent to $44.83 per share based on 52,773,759 shares outstanding)			$2,365,619,566

Institutional Shares (Equivalent to $44.94 per share based on 4,830,421 shares outstanding)			$217,093,706

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2010, the market value of restricted and fair valued securities amounted to $40,400,012 or 1.56% of Net Assets. None of these securities are deemed liquid. See Note 5.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.46%)
Consumer Discretionary (25.57%)
	Advertising (0.39%)
825,000	Lamar Advertising Co., Cl A1	$10,621,218	$20,229,000

	Apparel Retail (2.11%)
3,000,000	J. Crew Group, Inc.[1]	94,519,543	110,430,000

	Apparel, Accessories & Luxury Goods (1.26%)
2,000,000	Under Armour, Inc., Cl A1	71,885,777	66,260,000

	Automotive Retail (0.46%)
650,000	CarMax, Inc.[1]	6,333,646	12,935,000
1,000,000	Penske Automotive Group, Inc.[1]	17,800,673	11,360,000

		24,134,319	24,295,000

	Casinos & Gaming (1.20%)
2,725,000	Penn National Gaming, Inc.[1]	76,692,993	62,947,500

	Distributors (2.01%)
5,450,010	LKQ Corp.[1]	75,949,765	105,076,193

	Education Services (7.78%)
4,667,005	Anhanguera Educacional Participacoes SA2	61,955,342	70,560,978
3,650,000	DeVry, Inc.[4]	61,225,398	191,588,500
700,000	Strayer Education, Inc.[4]	57,859,739	145,523,000

		181,040,479	407,672,478

	Home Furnishings (0.48%)
550,000	Mohawk Industries, Inc.[1]	15,549,035	25,168,000

	Home Improvement Retail (0.22%)
490,666	Lumber Liquidators Holdings, Inc.[1]	12,389,973	11,447,238

	Hotels, Resorts & Cruise Lines (1.73%)
3,000,000	Choice Hotels Intl., Inc.[4]	74,119,736	90,630,000

	Internet Retail (0.72%)
800,000	Blue Nile, Inc.[1,4]	23,190,333	37,664,000

	Leisure Facilities (1.27%)
1,900,000	Vail Resorts, Inc.[1,4]	51,691,238	66,329,000

	Publishing (1.75%)
2,154,552	Morningstar, Inc.[1]	62,871,271	91,611,551

	Restaurants (1.82%)
850,000	Panera Bread Co., Cl A1	32,809,975	63,996,500
800,000	Peet’s Coffee & Tea, Inc.[1,4]	18,562,773	31,416,000

		51,372,748	95,412,500

	Specialty Stores (2.37%)
5,000,000	Dick’s Sporting Goods, Inc.[1]	86,074,246	124,450,000

Total Consumer Discretionary		912,102,674	1,339,622,460

Consumer Staples (6.37%)
	Food Retail (0.69%)
1,000,000	Whole Foods Market, Inc.[1]	10,286,645	36,020,000

	Household Products (1.79%)
1,500,000	Church & Dwight Co., Inc.	55,187,334	94,065,000

	Packaged Foods & Meats (3.89%)
1,064,823	Diamond Foods, Inc.	38,931,996	43,764,226
4,275,000	Dole Food Co., Inc.[1]	52,309,279	44,588,250
1,107,649	Ralcorp Holdings, Inc.[1]	40,376,485	60,699,165
200,000	Seneca Foods Corp., Cl A1	4,400,000	6,452,000
1,055,000	TreeHouse Foods, Inc.[1]	39,535,984	48,171,300

		175,553,744	203,674,941

Total Consumer Staples		241,027,723	333,759,941

Shares		Cost	Value
Common Stocks (continued)
Energy (10.90%)
	Oil & Gas Drilling (0.70%)
1,000,000	Helmerich & Payne, Inc.	$22,564,231	$36,520,000

	Oil & Gas Equipment & Services (4.41%)
802,774	CARBO Ceramics, Inc.	53,438,800	57,952,255
694,136	Core Laboratories N.V.[2]	43,036,240	102,461,415
1,000,000	SEACOR Holdings, Inc.[1]	69,798,678	70,660,000

		166,273,718	231,073,670

	Oil & Gas Exploration & Production (4.29%)
300,000	Atlas Energy, Inc.[1]	7,280,475	8,121,000
1,600,000	Brigham Exploration Co.[1]	24,210,346	24,608,000
775,463	Concho Resources, Inc.[1]	22,257,149	42,906,368
4,600,000	Denbury Resources, Inc.[1]	30,431,295	67,344,000
247,191	Oasis Petroleum, Inc.[1]	3,460,674	3,584,269
450,000	Range Resources Corp.	7,615,537	18,067,500
1,500,000	SM Energy Co. (formerly St. Mary Land & Exploration Co.)	52,961,473	60,240,000

		148,216,949	224,871,137

	Oil & Gas Storage & Transportation (1.50%)
3,600,000	Southern Union Co.	48,544,865	78,696,000

Total Energy		385,599,763	571,160,807

Financials (11.62%)
	Asset Management & Custody Banks (1.39%)
500,000	Cohen & Steers, Inc.	6,508,019	10,370,000
1,750,000	Eaton Vance Corp.	31,702,091	48,317,500
1,050,000	Financial Engines, Inc.[1]	16,029,116	14,280,000

		54,239,226	72,967,500
	Investment Banking & Brokerage (0.72%)
100,000	Greenhill & Co., Inc.	7,584,625	6,113,000
1,500,000	Jefferies Group, Inc.	15,172,939	31,620,000

		22,757,564	37,733,000
	Life & Health Insurance (0.86%)
2,100,000	Primerica, Inc.[1]	46,453,115	45,024,000
	Office REITs (1.09%)
135,500	Alexander’s, Inc.[5]	28,639,989	41,045,660
1,125,000	Douglas Emmett, Inc.	9,868,662	15,997,500

		38,508,651	57,043,160
	Real Estate Services (0.34%)
1,300,000	CB Richard Ellis Group, Inc., Cl A1	8,120,859	17,693,000
	Regional Banks (0.47%)
1,250,000	SJB Escrow Corp., Cl A, 144A1,5	25,000,000	24,750,000
	Reinsurance (2.28%)
1,600,000	Arch Capital Group, Ltd.[1,2]	49,270,621	119,200,000
	Residential REITs (0.31%)
600,000	American Campus Communities, Inc.	16,235,192	16,374,000
	Specialized Finance (2.40%)
600,000	Interactive Brokers Group, Inc., Cl A1	10,417,844	9,960,000
4,222,433	MSCI, Inc., Cl A1	96,041,636	115,694,664

		106,459,480	125,654,664
	Specialized REITs (1.76%)
775,000	Alexandria Real Estate Equities, Inc.[5]	29,669,521	49,111,750
750,000	Digital Realty Trust, Inc.[5]	26,268,348	43,260,000

		55,937,869	92,371,750

Total Financials		422,982,577	608,811,074

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Health Care (17.04%)
	Health Care Equipment (5.49%)
3,800,000	Edwards Lifesciences Corp.[1]	$56,091,585	$212,876,000
1,225,000	IDEXX Laboratories, Inc.[1]	41,842,291	74,602,500

		97,933,876	287,478,500

	Health Care Facilities (3.71%)
3,900,000	Community Health Systems, Inc.[1]	78,526,524	131,859,000
900,000	Sun Healthcare Group, Inc.[1]	10,562,288	7,272,000
2,221,796	VCA Antech, Inc.[1]	61,946,883	55,011,669

		151,035,695	194,142,669

	Health Care Services (0.68%)
600,000	Chemed Corp.	21,302,479	32,784,000
125,000	IPC The Hospitalist Co., Inc.[1]	2,062,500	3,137,500

		23,364,979	35,921,500

	Health Care Supplies (1.17%)
1,250,000	Gen-Probe, Inc.[1,5]	52,371,957	56,775,000
175,000	Neogen Corp.[1]	3,887,774	4,558,750

		56,259,731	61,333,750

	Life Sciences Tools & Services (4.36%)
850,000	Covance, Inc.[1]	31,464,970	43,622,000
1,200,000	Mettler-Toledo International, Inc.[1]	73,415,860	133,956,000
880,943	Techne Corp.	46,631,249	50,610,175

		151,512,079	228,188,175

	Managed Health Care (1.63%)
2,625,000	AMERIGROUP Corp.[1,4]	45,833,394	85,260,000

Total Health Care		525,939,754	892,324,594

Industrials (10.69%)
	Construction & Engineering (1.48%)
3,350,000	AECOM Technology Corp.[1]	74,957,991	77,251,000

	Diversified Support Services (3.02%)
2,725,000	Copart, Inc.[1]	69,029,357	97,582,250
3,320,227	Ritchie Bros. Auctioneers, Inc.[2]	76,748,114	60,494,536

		145,777,471	158,076,786

	Electrical Components & Equipment (0.87%)
3,243,578	Generac Holdings, Inc.[1]	43,195,908	45,442,528

	Environmental & Facilities Services (1.12%)
3,000,000	Tetra Tech, Inc.[1]	75,236,725	58,830,000

	Industrial Machinery (0.69%)
500,000	Valmont Industries, Inc.	40,979,514	36,330,000

	Railroads (1.43%)
2,000,000	Genesee & Wyoming, Inc., Cl A1	32,221,169	74,620,000

	Research & Consulting Services (1.25%)
925,000	CoStar Group, Inc.[1]	39,770,735	35,890,000
400,000	IHS, Inc., Cl A1	16,387,387	23,368,000
600,000	Mistras Group, Inc.[1]	7,563,468	6,432,000

		63,721,590	65,690,000

	Trading Companies & Distributors (0.48%)
500,000	MSC Industrial Direct Co., Inc., Cl A	17,821,237	25,330,000

	Trucking (0.35%)
475,000	Landstar System, Inc.	11,073,375	18,520,250

Total Industrials		504,984,980	560,090,564

Information Technology (12.85%)
	Application Software (7.28%)
700,000	Advent Software, Inc.[1]	26,532,888	32,872,000
2,250,000	ANSYS, Inc.[1]	54,764,730	91,282,500

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Application Software (continued)
725,000	Blackboard, Inc.[1]	$29,564,698	$27,064,250
1,100,000	Concur Technologies, Inc.[1]	24,703,047	46,948,000
1,635,000	FactSet Research Systems, Inc.	82,436,633	109,528,650
1,500,000	Pegasystems, Inc.	46,943,731	48,165,000
1,600,000	SS&C Technologies Holdings, Inc.[1]	25,368,776	25,648,000

		290,314,503	381,508,400

	Internet Software & Services (1.33%)
1,500,000	WebMD Health Corp., Cl A1	44,434,389	69,645,000

	IT Consulting & Other Services (2.99%)
1,029,268	Equinix, Inc.[1,5]	33,364,684	83,597,147
3,000,000	Gartner, Inc.[1]	49,076,692	69,750,000
179,908	Telvent GIT SA1,2	4,970,535	3,004,464

		87,411,911	156,351,611

	Systems Software (1.25%)
883,600	TOTVS SA2	60,197,679	65,572,421

Total Information Technology		482,358,482	673,077,432

Telecommunication Services (1.15%)
	Wireless Telecommunication Services (1.15%)
1,765,015	SBA Communications Corp., Cl A1	7,768,187	60,028,160

Utilities (2.27%)
	Electric Utilities (2.27%)
2,250,000	ITC Holdings Corp.	69,934,400	119,047,500

Total Common Stocks		3,552,698,540	5,157,922,532

Private Equity Investments (0.69%)
Consumer Discretionary (0.56%)
	Hotels, Resorts & Cruise Lines (0.56%)
7,400,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3,5	74,000,000	29,600,000

Financials (0.13%)
	Asset Management & Custody Banks (0.13%)
1,885,000	Windy City Investments Holdings LLC[1,3,5]	7,748,686	6,597,500

Total Private Equity Investments		81,748,686	36,197,500

Warrants (0.01%)
Financials (0.01%)
	Regional Banks (0.01%)
75,000	SJB Escrow Corp. Warrants, Exp 02/16/2017[1,5]	0	524,760

Principal Amount
Corporate Bonds (0.48%)
Consumer Discretionary (0.48%)
	Casinos & Gaming (0.48%)
$23,694,000	Wynn Las Vegas, LLC, AD7, 6.625% due 12/01/2014[5]	23,694,000	23,871,705
1,050,000	Wynn Las Vegas, LLC, AK1, 6.625% due 12/01/2014[5]	1,050,000	1,057,875

Total Corporate Bonds		24,744,000	24,929,580

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2010 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (0.28%)
$14,902,417	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2010, 0.00% due 07/01/2010; Proceeds at maturity – $14,902,417; (Fully collateralized by U.S. Treasury Note, 2.375% due 09/30/2014; Market value – $13,379,100 and U.S. Treasury Note, 3.00% due 02/28/2017; Market value – $2,270,363)	$14,902,417	$14,902,417

Total Investments (99.92%)		$3,674,093,643	5,234,476,789

Cash and Other Assets Less Liabilities (0.08%)			4,089,878

Net Assets			$5,238,566,667

Retail Shares (Equivalent to $41.00 per share based on 111,717,343 shares outstanding)			$4,580,015,448

Institutional Shares (Equivalent to $41.11 per share based on 16,020,855 shares outstanding)			$658,551,219

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2010, the market value of restricted and fair valued securities amounted to $36,197,500 or 0.69% of Net Assets. None of these securities are deemed liquid. See Note 5.
[4]	See Note 6 regarding “affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
144A

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At June 30, 2010, the market value of Rule 144A securities amounted to $24,750,000 or 0.47% of Net Assets.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.87%)
Consumer Discretionary (23.70%)
	Advertising (2.04%)
750,000	Lamar Advertising Co., Cl A1	$19,848,350	$18,390,000
2,561,946	National CineMedia, Inc.[4]	54,161,185	42,682,020

		74,009,535	61,072,020

	Apparel Retail (3.02%)
1,750,000	J. Crew Group, Inc.[1]	47,919,608	64,417,500
750,000	Urban Outfitters, Inc.[1]	10,990,211	25,792,500

		58,909,819	90,210,000

	Apparel, Accessories & Luxury Goods (3.61%)
1,500,000	Fossil, Inc.[1]	39,147,109	52,050,000
3,900,000	Iconix Brand Group, Inc.[1,4,5]	62,609,371	56,043,000

		101,756,480	108,093,000

	Casinos & Gaming (3.42%)
3,100,000	Penn National Gaming, Inc.[1]	81,039,972	71,610,000
400,000	Wynn Resorts, Ltd.	4,213,528	30,508,000

		85,253,500	102,118,000

	Computer & Electronics Retail (1.17%)
1,500,000	hhgregg, Inc.[1]	25,839,828	34,980,000

	Education Services (3.61%)
350,000	American Public Education, Inc.[1]	10,747,755	15,295,000
350,000	Capella Education Co.[1]	12,268,802	28,472,500
308,808	Strayer Education, Inc.	27,539,086	64,198,095

		50,555,643	107,965,595

	Hotels, Resorts & Cruise Lines (1.63%)
650,000	Gaylord Entertainment Co.[1]	18,665,588	14,358,500
3,060,000	Great Wolf Resorts, Inc.[1,4]	55,012,502	6,364,800
20,000,000	Mandarin Oriental International, Ltd.[2]	40,047,095	28,083,580

		113,725,185	48,806,880

	Internet Retail (0.70%)
2,325,000	Vitacost.com, Inc.[1,4]	23,626,535	20,901,750

	Movies & Entertainment (2.52%)
1,500,000	Liberty Media Corp. – Capital, Series A1	24,179,193	62,865,000
800,000	World Wrestling Entertainment, Inc.	13,802,898	12,448,000

		37,982,091	75,313,000

	Restaurants (1.98%)
1,100,000	Cheesecake Factory, Inc.[1]	22,133,072	24,486,000
2,750,000	Texas Roadhouse, Inc., Cl A1	32,180,211	34,705,000

		54,313,283	59,191,000

Total Consumer Discretionary		625,971,899	708,651,245

Consumer Staples (0.51%)
	Soft Drinks (0.51%)
3,255,900	Heckmann Corp.[1]	25,358,981	15,107,376

Energy (8.25%)
	Oil & Gas Equipment & Services (2.75%)
500,000	CARBO Ceramics, Inc.	34,457,138	36,095,000
300,000	Core Laboratories N.V.[2]	23,095,109	44,283,000
135,236	PHI, Inc.[1]	3,380,900	1,905,475

		60,933,147	82,283,475

	Oil & Gas Exploration & Production (5.34%)
2,250,000	Atlas Energy, Inc.[1]	57,328,242	60,907,500
2,000,000	Brigham Exploration Co.[1]	21,988,814	30,760,000
800,000	Concho Resources, Inc.[1]	22,541,595	44,264,000
663,300	GeoResources, Inc.[1]	6,823,366	9,239,769
1,000,000	Oasis Petroleum, Inc.[1]	14,212,944	14,500,000

		122,894,961	159,671,269

Shares		Cost	Value
Common Stocks (continued)
Energy (continued)
	Oil & Gas Storage & Transportation (0.16%)
201,995	PAA Natural Gas Storage LP1	$4,349,046	$4,813,541

Total Energy		188,177,154	246,768,285

Financials (8.43%)
	Asset Management & Custody Banks (0.62%)
1,350,000	Financial Engines, Inc.[1]	21,033,666	18,360,000

	Office REITs (1.38%)
750,000	SL Green Realty Corp.	17,178,705	41,280,000

	Real Estate Services (1.65%)
3,619,930	CB Richard Ellis Group, Inc., Cl A1	25,787,841	49,267,248

	Regional Banks (0.83%)
1,250,000	SJB Escrow Corp., Cl A, 144A1,5	25,000,000	24,750,000

	Reinsurance (0.50%)
200,000	Arch Capital Group, Ltd.[1,2]	5,515,966	14,900,000

	Specialized Finance (1.03%)
1,126,513	MSCI, Inc., Cl A1	25,427,990	30,866,456

	Specialized REITs (2.42%)
901,862	Chesapeake Lodging Trust[1,3,4,5]	16,955,006	13,978,861
850,000	Digital Realty Trust, Inc.[5]	29,825,279	49,028,000
500,000	Pebblebrook Hotel Trust[1]	10,006,444	9,425,000

		56,786,729	72,431,861

Total Financials		176,730,897	251,855,565

Health Care (14.40%)
	Health Care Equipment (4.88%)
900,000	IDEXX Laboratories, Inc.[1]	29,711,916	54,810,000
175,000	Intuitive Surgical, Inc.[1]	2,537,500	55,233,500
1,500,000	Masimo Corp.	33,862,646	35,715,000

		66,112,062	145,758,500

	Health Care Facilities (2.82%)
3,550,000	Brookdale Senior Living, Inc.[1]	68,396,819	53,250,000
1,525,000	Emeritus Corp.[1]	46,025,139	24,872,750
900,000	Skilled Healthcare Group, Inc., Cl A1	10,946,886	6,111,000

		125,368,844	84,233,750

	Health Care Services (0.54%)
300,000	HMS Holdings Corp.[1]	14,106,317	16,266,000

	Health Care Supplies (2.09%)
750,000	Gen-Probe, Inc.[1,5]	31,517,368	34,065,000
1,500,000	Immucor, Inc.[1]	16,581,987	28,575,000

		48,099,355	62,640,000

	Life Sciences Tools & Services (4.07%)
900,000	Covance, Inc.[1]	33,410,943	46,188,000
700,000	Luminex Corp.[1]	11,877,328	11,354,000
575,000	Mettler-Toledo International, Inc.[1]	36,666,021	64,187,250

		81,954,292	121,729,250

Total Health Care		335,640,870	430,627,500

Industrials (19.69%)
	Aerospace & Defense (2.30%)
1,350,000	TransDigm Group, Inc.[1]	35,096,586	68,890,500

	Construction & Engineering (1.59%)
1,200,000	AECOM Technology Corp.[1]	29,450,937	27,672,000
1,400,000	Orion Marine Group, Inc.[1,4]	20,411,939	19,880,000

		49,862,876	47,552,000

	Construction & Farm Machinery & Heavy Trucks (1.07%)
800,000	Wabtec Corp.	26,349,851	31,912,000

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Diversified Support Services (1.22%)
2,000,000	Ritchie Bros. Auctioneers, Inc.[2]	$37,985,919	$36,440,000

	Environmental & Facilities Services (7.05%)
950,000	Clean Harbors, Inc.[1]	51,362,631	63,089,500
3,000,000	Covanta Holding Corp.[1]	45,328,831	49,770,000
1,000,000	EnergySolutions, Inc.	12,347,252	5,090,000
275,924	Team, Inc.[1]	4,533,442	3,600,808
1,000,000	Tetra Tech, Inc.[1]	25,773,708	19,610,000
2,000,010	Waste Connections, Inc.[1]	54,338,658	69,780,349

		193,684,522	210,940,657

	Human Resource & Employment Services (1.10%)
850,000	Towers Watson & Co., Cl A	33,744,465	33,022,500

	Industrial Machinery (2.70%)
1,100,000	Graco, Inc.	25,662,211	31,009,000
400,000	Kaydon Corp.	17,466,686	13,144,000
650,000	Nordson Corp.	42,812,852	36,452,000

		85,941,749	80,605,000

	Railroads (1.22%)
900,000	Genesee & Wyoming, Inc., Cl A1	23,192,198	33,579,000
283,909	RailAmerica, Inc.[1]	3,536,038	2,816,377

		26,728,236	36,395,377

	Research & Consulting Services (1.44%)
1,250,000	Huron Consulting Group, Inc.[1,4]	40,540,236	24,262,500
1,750,000	Mistras Group, Inc.[1,4]	20,709,995	18,760,000

		61,250,231	43,022,500

Total Industrials		550,644,435	588,780,534

Information Technology (12.94%)
	Application Software (1.66%)
600,000	Advent Software, Inc.[1]	16,654,198	28,176,000
650,001	Ultimate Software Group, Inc.[1]	14,157,645	21,359,033

		30,811,843	49,535,033

	Computer Hardware (1.11%)
2,750,000	NCR Corp.[1]	35,727,844	33,330,000

	Electronic Equipment & Instruments (2.67%)
1,650,000	FLIR Systems, Inc.[1]	11,034,433	47,998,500
1,000,000	National Instruments Corp.	29,401,075	31,780,000

		40,435,508	79,778,500

	Internet Software & Services (0.70%)
1,000,000	AOL, Inc.[1]	23,050,041	20,790,000

	IT Consulting & Other Services (4.82%)
875,000	Equinix, Inc.[1,5]	55,025,037	71,067,500
2,250,000	Gartner, Inc.[1]	41,942,702	52,312,500
1,250,000	Telvent GIT SA1,2	40,609,861	20,875,000

		137,577,600	144,255,000

	Semiconductor Equipment (1.00%)
1,000,000	Rubicon Technology, Inc.[1]	13,703,720	29,790,000

	Semiconductors (0.70%)
650,000	Power Integrations, Inc.	24,191,974	20,926,750

	Technology Distributors (0.28%)
200,000	Anixter International, Inc.[1]	9,290,252	8,520,000

Total Information Technology		314,788,782	386,925,283

Shares		Cost	Value
Common Stocks (continued)
Materials (2.41%)
	Construction Materials (0.52%)
600,000	Eagle Materials, Inc.	$10,395,268	$15,558,000

	Diversified Metals & Mining (1.21%)
3,500,000	Globe Specialty Metals, Inc.[1]	36,717,668	36,155,000

	Specialty Chemicals (0.68%)
1,000,000	Nalco Holding Co.	17,014,844	20,460,000

Total Materials		64,127,780	72,173,000

Telecommunication Services (5.14%)
	Wireless Telecommunication Services (5.14%)
1,350,000	American Tower Corp., Cl A1	4,769,656	60,075,000
2,750,000	SBA Communications Corp., Cl A1	26,849,042	93,527,500

Total Telecommunication Services		31,618,698	153,602,500

Utilities (0.40%)
	Electric Utilities (0.40%)
225,000	ITC Holdings Corp.	9,427,959	11,904,750

Total Common Stocks		2,322,487,455	2,866,396,038

Private Equity Investments (0.47%)
Consumer Discretionary (0.47%)
	Hotels, Resorts & Cruise Lines (0.47%)
3,500,000	Kerzner Intl. Holdings, Ltd., Cl A1,2,3,5	35,000,000	14,000,000

Warrants (0.02%)
Consumer Discretionary (0.00%)
	Apparel Retail (0.00%)
100,000	Casual Male Retail Group, Inc. Warrants, Exp 07/02/2010[1,3]	49,000	0

Financials (0.02%)
	Regional Banks (0.02%)
75,000	SJB Escrow Corp. Warrants, Exp 02/16/2017[1,5]	0	524,760

Total Warrants		49,000	524,760

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2010 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (3.99%)
$119,279,505	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2010, 0.00% due 07/01/2010; Proceeds at maturity – $119,279,505; (Fully collateralized by U.S. Treasury Note, 2.375% due 09/30/2014; Market value – $71,382,900 and U.S. Treasury Note, 3.125% due 01/31/2017; Market value – $5,303,363 and U.S. Treasury Note, 3.00% due 02/28/2017; Market value – $11,969,100 and U.S. Treasury Note, 2.50% due 06/30/2017; Market value –$36,592,263)	$119,279,505	$119,279,505

Total Investments (100.35%)		$2,476,815,960	3,000,200,303

Liabilities Less Cash and Other Assets (-0.35%)			(10,451,714)

Net Assets			$2,989,748,589

Retail Shares (Equivalent to $18.84 per share based on 147,601,561 shares outstanding)			$2,780,780,213

Institutional Shares (Equivalent to $18.89 per share based on 11,063,462 shares outstanding)			$208,968,376

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2010, the market value of restricted and fair valued securities amounted to $27,978,861 or 0.94% of Net Assets. $13,978,861 or 0.47% of Net Assets are deemed liquid. See Note 5.
[4]	See Note 6 regarding “affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
144A

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to policies and procedures approved by the Board of Trustees, unless otherwise noted. At June 30, 2010, the market value of Rule 144A securities amounted to $24,750,000 or 0.83% of Net Assets.

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.50%)
Consumer Discretionary (17.25%)
	Advertising (3.42%)
163,000	Lamar Advertising Co., Cl A1	$5,217,213	$3,996,760
129,000	National CineMedia, Inc.	2,398,360	2,149,140

		7,615,573	6,145,900

	Automotive Retail (0.55%)
50,000	CarMax, Inc.[1]	1,006,195	995,000

	Broadcasting (2.42%)
121,500	Discovery Communications, Inc., Cl A1	2,891,339	4,338,765

	Education Services (1.26%)
10,900	Strayer Education, Inc.	1,981,896	2,266,001

	Internet Retail (8.14%)
32,500	Amazon.com, Inc.[1]	2,852,089	3,550,950
35,100	Blue Nile, Inc.[1]	1,510,608	1,652,508
131,500	Expedia, Inc.	3,167,728	2,469,570
17,700	priceline.com, Inc.[1]	3,041,363	3,124,758
425,000	Vitacost.com, Inc.[1]	4,243,836	3,820,750

		14,815,624	14,618,536

	Movies & Entertainment (1.46%)
62,500	Liberty Media Corp. – Capital, Series A1	2,703,989	2,619,375

Total Consumer Discretionary		31,014,616	30,983,577

Energy (4.98%)
	Oil & Gas Equipment & Services (2.23%)
55,500	CARBO Ceramics, Inc.	3,674,336	4,006,545

	Oil & Gas Exploration & Production (2.75%)
140,000	Oasis Petroleum, Inc.[1]	2,014,255	2,030,000
75,000	Southwestern Energy Co.[1]	2,781,890	2,898,000

		4,796,145	4,928,000

Total Energy		8,470,481	8,934,545

Financials (7.22%)
	Asset Management & Custody Banks (1.06%)
139,711	Financial Engines, Inc.[1]	2,016,831	1,900,070

	Investment Banking & Brokerage (1.93%)
245,000	Charles Schwab Corp.	2,911,688	3,474,100

	Specialized Finance (3.04%)
199,100	MSCI, Inc., Cl A1	5,119,203	5,455,340

	Specialized REITs (1.19%)
37,000	Digital Realty Trust, Inc.[4]	1,285,580	2,134,160

Total Financials		11,333,302	12,963,670

Health Care (12.22%)
	Health Care Equipment (4.34%)
28,000	Edwards Lifesciences Corp.[1]	1,229,683	1,568,560
7,100	Intuitive Surgical, Inc.[1]	1,245,172	2,240,902
167,000	Masimo Corp.	4,189,362	3,976,270

		6,664,217	7,785,732

	Health Care Services (2.30%)
820,000	Clarient, Inc.[1]	2,588,867	2,525,600
29,500	HMS Holdings Corp.[1]	1,549,330	1,599,490

		4,138,197	4,125,090

	Health Care Supplies (1.39%)
161,500	AGA Medical Holdings, Inc.[1]	2,222,116	2,049,435
10,000	Gen-Probe, Inc.[1,4]	437,843	454,200

		2,659,959	2,503,635

	Health Care Technology (1.04%)
116,000	Allscripts Healthcare Solutions, Inc.[1]	1,991,306	1,867,600

	Life Sciences Tools & Services (3.15%)
44,000	Illumina, Inc.[1]	1,758,168	1,915,320
40,000	Life Technologies Corp.[1]	1,960,224	1,890,000

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Life Sciences Tools & Services (continued)
114,000	Luminex Corp.[1]	$1,924,659	$1,849,080

		5,643,051	5,654,400

Total Health Care		21,096,730	21,936,457

Industrials (6.99%)
	Diversified Support Services (1.58%)
90,000	EnerNOC, Inc.[1]	1,145,859	2,829,600

	Environmental & Facilities Services (2.09%)
191,500	Tetra Tech, Inc.[1]	4,369,923	3,755,315

	Research & Consulting Services (3.32%)
65,000	CoStar Group, Inc.[1]	2,106,245	2,522,000
59,000	IHS, Inc., Cl A1	2,464,761	3,446,780

		4,571,006	5,968,780

Total Industrials		10,086,788	12,553,695

Information Technology (39.56%)
	Application Software (12.81%)
40,000	Advent Software, Inc.[1]	1,382,457	1,878,400
93,866	ANSYS, Inc.[1]	2,533,041	3,808,144
57,500	Blackboard, Inc.[1]	2,289,886	2,146,475
63,000	Citrix Systems, Inc.[1]	2,044,087	2,660,490
45,000	Concur Technologies, Inc.[1]	991,176	1,920,600
41,000	FactSet Research Systems, Inc.	2,388,971	2,746,590
82,000	Informatica Corp.[1]	1,974,281	1,958,160
120,000	Pegasystems, Inc.	3,720,574	3,853,200
97,500	SuccessFactors, Inc.[1]	2,013,979	2,027,025

		19,338,452	22,999,084

	Communications Equipment (2.35%)
55,000	QUALCOMM, Inc.	1,922,693	1,806,200
87,500	Riverbed Technology, Inc.[1]	2,431,480	2,416,750

		4,354,173	4,222,950

	Computer Hardware (3.19%)
22,800	Apple, Inc.[1]	1,260,651	5,734,884

	Home Entertainment Software (1.02%)
175,000	Activision Blizzard, Inc.	1,196,484	1,835,750

	Internet Software & Services (9.90%)
175,500	AOL, Inc.[1]	4,396,269	3,648,645
6,883	Google, Inc., Cl A1	1,859,363	3,062,591
93,000	GSI Commerce, Inc.[1]	1,169,633	2,678,400
628,791	TechTarget, Inc.[1]	2,322,986	3,382,895
37,000	VistaPrint N.V.[1,2]	1,486,190	1,757,130
70,000	WebMD Health Corp., Cl A1	1,517,085	3,250,100

		12,751,526	17,779,761

	IT Consulting & Other Services (7.55%)
108,500	Equinix, Inc.[1,4]	5,304,432	8,812,370
203,644	Gartner, Inc.[1]	3,261,341	4,734,723

		8,565,773	13,547,093

	Systems Software (2.74%)
21,500	CommVault Systems, Inc.[1]	486,087	483,749
36,500	TOTVS SA2	1,376,614	2,708,684
27,500	VMware, Inc., Cl A1	902,814	1,721,225

		2,765,515	4,913,658

Total Information Technology		50,232,574	71,033,180

Telecommunication Services (8.28%)
	Wireless Telecommunication Services (8.28%)
44,500	American Tower Corp., Cl A1	121,040	1,980,250

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Telecommunication Services (continued)
	Wireless Telecommunication Services (continued)
179,500	NII Holdings, Inc.[1]	$8,361,692	$5,837,340
207,500	SBA Communications Corp., Cl A1	3,502,054	7,057,075

Total Telecommunication Services		11,984,786	14,874,665

Total Common Stocks		144,219,277	173,279,789

Warrants (0.00%)
Information Technology (0.00%)
	Communications Equipment (0.00%)
200,000	Loudeye Corp. Warrants, Exp 12/23/10[1,3]	0	0

Principal Amount
Short Term Investments (3.06%)
$5,498,441	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2010, 0.00% due 07/01/2010; Proceeds at maturity – $5,498,441; (Fully collateralized by U.S. Treasury Note, 2.375% due 09/30/2014; Market value – $5,775,450)	5,498,441	5,498,441

Total Investments (99.56%)		$149,717,718	178,778,230

Cash and Other Assets Less Liabilities (0.44%)			794,833

Net Assets			$179,573,063

Retail Shares (Equivalent to $11.08 per share based on 14,980,877 shares outstanding)			$165,930,845

Institutional Shares (Equivalent to $11.11 per share based on 1,228,116 shares outstanding)			$13,642,218

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2010, the market value of restricted and fair valued securities amounted to $0 or 0.00% of Net Assets. None of these securities are deemed liquid. See Note 5.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2010 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.79%)
Consumer Discretionary (26.23%)
	Broadcasting (2.21%)
24,000	Discovery Communications, Inc., Cl A1	$772,884	$857,040

	Department Stores (1.11%)
9,000	Kohl’s Corp.[1]	393,793	427,500

	General Merchandise Stores (3.05%)
24,000	Target Corp.	1,038,972	1,180,080

	Home Improvement Retail (2.90%)
40,000	Home Depot, Inc.	1,335,816	1,122,800

	Homebuilding (4.50%)
64,000	PulteGroup, Inc.[1]	636,907	529,920
74,000	Toll Brothers, Inc.[1]	1,413,853	1,210,640

		2,050,760	1,740,560

	Hotels, Resorts & Cruise Lines (5.52%)
29,000	Carnival Corp.[2]	1,164,742	876,960
34,000	Hyatt Hotels Corp., Cl A1	937,083	1,261,059

		2,101,825	2,138,019

	Internet Retail (1.98%)
7,000	Amazon.com, Inc.[1]	677,477	764,820

	Movies & Entertainment (1.05%)
13,000	Viacom, Inc.	444,260	407,810

	Restaurants (3.91%)
23,000	McDonald’s Corp.	1,372,493	1,515,010

Total Consumer Discretionary		10,188,280	10,153,639

Consumer Staples (3.12%)
	Hypermarkets & Super Centers (3.12%)
22,000	Costco Wholesale Corp.	1,114,485	1,206,260

Energy (4.18%)
	Integrated Oil & Gas (4.18%)
21,000	Occidental Petroleum Corp.	1,673,984	1,620,150

Financials (17.86%)
	Consumer Finance (3.59%)
35,000	American Express Co.	1,305,957	1,389,500

	Diversified Banks (3.44%)
52,000	Wells Fargo & Company	1,549,638	1,331,200

	Investment Banking & Brokerage (4.08%)
28,000	Charles Schwab Corp.	283,985	397,040
9,000	Goldman Sachs Group, Inc.	1,355,627	1,181,430

		1,639,612	1,578,470

	Other Diversified Financial Services (3.78%)
40,000	JPMorgan Chase & Co.	1,397,530	1,464,400

	Property & Casualty Insurance (1.24%)
4	Berkshire Hathaway, Inc., Cl A1	301,723	480,000

	Reinsurance (1.73%)
9,000	Arch Capital Group, Ltd.[1,2]	602,741	670,500

Total Financials		6,797,201	6,914,070

Health Care (13.18%)
	Health Care Distributors (3.12%)
18,000	McKesson Corp.	1,255,485	1,208,880

	Health Care Facilities (3.41%)
39,000	Community Health Systems, Inc.[1]	1,489,242	1,318,590

	Life Sciences Tools & Services (4.23%)
17,000	Life Technologies Corp.[1]	876,516	803,250
17,000	Thermo Fisher Scientific, Inc.[1]	914,743	833,850

		1,791,259	1,637,100

	Pharmaceuticals (2.42%)
18,000	Teva Pharmaceutical Industries Ltd., ADR[2]	1,112,849	935,820

Total Health Care		5,648,835	5,100,390

Shares		Cost	Value
Common Stocks (continued)
Industrials (12.92%)
	Air Freight & Logistics (3.08%)
17,000	FedEx Corp.	$1,440,711	$1,191,870

	Environmental & Facilities Services (3.69%)
48,000	Republic Services, Inc.	1,065,250	1,427,040

	Industrial Conglomerates (2.65%)
13,000	3M Co.	1,079,566	1,026,870

	Trading Companies & Distributors (3.50%)
27,000	Fastenal Co.	1,004,547	1,355,130

Total Industrials		4,590,074	5,000,910

Information Technology (13.54%)
	Application Software (1.64%)
15,000	Citrix Systems, Inc.[1]	612,342	633,450

	Computer Hardware (3.31%)
5,100	Apple, Inc.[1]	206,432	1,282,803

	Internet Software & Services (3.48%)
37,000	AOL, Inc.[1]	894,972	769,230
1,300	Google, Inc., Cl A1	208,521	578,435

		1,103,493	1,347,665

	IT Consulting & Other Services (2.73%)
13,000	Equinix, Inc.[1,3]	961,680	1,055,860

	Systems Software (2.38%)
40,000	Microsoft Corp.	861,022	920,400

Total Information Technology		3,744,969	5,240,178

Materials (1.16%)
	Specialty Chemicals (1.16%)
10,000	Ecolab, Inc.	433,743	449,100

Telecommunication Services (6.60%)
	Wireless Telecommunication Services (6.60%)
34,000	American Tower Corp., Cl A1	586,202	1,513,000
32,000	NII Holdings, Inc.[1]	978,524	1,040,641

Total Telecommunication Services		1,564,726	2,553,641

Total Common Stocks		35,756,297	38,238,338

Principal Amount
Short Term Investments (0.28%)
$108,469	Repurchase Agreement with Fixed Income Clearing Corp., dated 06/30/2010, 0.00% due 07/01/2010; Proceeds at maturity – $108,469; (Fully collateralized by U.S. Treasury Note, 2.375% due 09/30/2014; Market value – $114,263)	108,469	108,469

Total Investments (99.07%)		$35,864,766	38,346,807

Cash and Other Assets Less Liabilities (0.93%)			359,770

Net Assets			$38,706,577

Retail Shares (Equivalent to $8.34 per share based on 3,506,103 shares outstanding)			$29,245,879

Institutional Shares (Equivalent to $8.34 per share based on 1,134,728 shares outstanding)			$9,460,698

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
ADR	American Depositary Receipt.

See Notes to Schedules of Investments.

Baron Investment Funds Trust	June 30, 2010

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

1. Organization

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers five series (individually a “Fund” and collectively the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund (formerly, Baron iOpportunity Fund) and Baron Fifth Avenue Growth Fund. Prior to October 22, 2004, the name of the Trust was Baron Asset Fund.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for accounts in the amount of $1 million or more and are intended for certain financial intermediaries that offer shares through fee based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets except that each class bears different expenses for distribution and shareholder servicing. Investment income, realized and unrealized gains or losses on investment and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

2. Significant Accounting Policies

a) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the securities will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives and the Committee reports to the Board every quarter. Factors the Committee considers when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign market and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of investments denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments are converted at the prevailing rate of exchange on the respective dates of such transactions.

c) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 105% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Baron Investment Funds Trust	June 30, 2010

3. Fair Value Measurements

Fair value is defined by accounting principles generally accepted (“GAAP”) in the United States as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, non-U.S. securities that may be fair valued, repurchase agreements, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, whose markets close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Funds’ investments carried at fair value:

Baron Asset Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,505,920,269	$—	$—	$2,505,920,269
Private Equity Investments†	—	—	40,400,012	40,400,012
Short Term Investments	—	34,962,522	—	34,962,522

Total Investments	$2,505,920,269	$34,962,522	$40,400,012	$2,581,282,803

†	See Schedule of Investments for additional detailed categorizations.

Baron Investment Funds Trust	June 30, 2010

Baron Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$1,339,622,460	$—	$—	$1,339,622,460
Consumer Staples	333,759,941	—	—	333,759,941
Energy	571,160,807	—	—	571,160,807
Financials	584,061,074	24,750,000	—	608,811,074
Health Care	892,324,594	—	—	892,324,594
Industrials	560,090,564	—	—	560,090,564
Information Technology	673,077,432	—	—	673,077,432
Telecommunication Services	60,028,160	—	—	60,028,160
Utilities	119,047,500	—	—	119,047,500

Total Common Stocks	5,133,172,532	24,750,000	—	5,157,922,532
Private Equity Investments†	—	—	36,197,500	36,197,500
Warrants	—	524,760	—	524,760
Corporate Bonds	—	24,929,580	—	24,929,580
Short Term Investments	—	14,902,417	—	14,902,417

Total Investments	$5,133,172,532	$65,106,757	$36,197,500	$5,234,476,789

Baron Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$708,651,245	$—	$—	$708,651,245
Consumer Staples	15,107,376	—	—	15,107,376
Energy	246,768,285	—	—	246,768,285
Financials	213,126,704	38,728,861	—	251,855,565
Health Care	430,627,500	—	—	430,627,500
Industrials	588,780,534	—	—	588,780,534
Information Technology	386,925,283	—	—	386,925,283
Materials	72,173,000	—	—	72,173,000
Telecommunication Services	153,602,500	—	—	153,602,500
Utilities	11,904,750	—	—	11,904,750

Total Common Stocks	2,827,667,177	38,728,861	—	2,866,396,038
Private Equity Investments	—	—	14,000,000	14,000,000
Warrants†	—	524,760	—	524,760
Short Term Investments	—	119,279,505	—	119,279,505

Total Investments	$2,827,667,177	$158,533,126	$14,000,000	$3,000,200,303

†	See Schedule of Investments for additional detailed categorizations.

Baron Investment Funds Trust	June 30, 2010

Baron Opportunity Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$173,279,789	$—	$—	$173,279,789
Warrants	—	0	—	0
Short Term Investments	—	5,498,441	—	5,498,441

Total Investments	$173,279,789	$5,498,441	$—	$178,778,230

Baron Fifth Avenue Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$38,238,338	$—	$—	$38,238,338
Short Term Investments	—	108,469	—	108,469

Total Investments	$38,238,338	$108,469	$—	$38,346,807

†	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Baron Asset Fund

Investments in Securities	Balance as of September 30, 2009	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)	Balance as of June 30, 2010	Net Change in Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2010
Private Equity Investments
Consumer Discretionary	$20,800,000	$—	$(757,901)	$800,006	$(42,105)	$—	$20,800,000	$—
Financials	11,200,007	—	—	8,400,005	—	—	19,600,012	8,400,005

Total	$32,000,007	$—	$(757,901)	$9,200,011	$(42,105)	$—	$40,400,012	$8,400,005

Baron Investment Funds Trust	June 30, 2010

Baron Growth Fund

Investments in Securities	Balance as of September 30, 2009	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)	Balance as of June 30, 2010	Net Change in Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2010
Private Equity Investments
Consumer Discretionary	$29,600,000	$—	$—	$—	$—	$—	$29,600,000	$—
Financials	3,770,000	—	—	2,827,500	—	—	6,597,500	2,827,500

Total	$33,370,000	$—	$—	$2,827,500	$—	$—	$36,197,500	$2,827,500

Baron Small Cap Fund
Investments in Securities	Balance as of September 30, 2009	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)	Balance as of June 30, 2010	Net Change in Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2010
Private Equity Investments
Consumer Discretionary	$14,000,000	$—	$—	$—	$—	$—	$14,000,000	$—

4. Cost of Investments for Income Tax Purposes

As of June 30, 2010, the components of net assets on a tax basis were substantially as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund
Cost of investments	$1,956,901,470	$3,674,093,643	$2,476,815,960	$149,717,718	$35,864,766

Unrealized appreciation	779,242,240	1,702,781,780	779,786,070	36,762,225	4,751,682
Unrealized depreciation	(154,860,907)	(142,398,634)	(256,401,727)	(7,701,713)	(2,269,641)

Net unrealized appreciation	$624,381,333	$1,560,383,146	$523,384,343	$29,060,512	$2,482,041

5. Restricted Securities

At June 30, 2010, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At June 30, 2010, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

Baron Asset Fund

Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Kerzner Intl. Holdings, Ltd., Cl A	09/27/06	$20,800,000
Windy City Investments Holdings LLC	11/13/07	19,600,012

Total Restricted Securities:		$40,400,012

(Cost $83,960,709) (1.56% of Net Assets)

Baron Investment Funds Trust	June 30, 2010

Baron Growth Fund

Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Kerzner Intl. Holdings, Ltd., Cl A	09/27/06	$29,600,000
Windy City Investments Holdings LLC	11/13/07	6,597,500

Total Restricted Securities:		$36,197,500

(Cost $81,748,686) (0.69% of Net Assets)

Baron Small Cap Fund

Name of Issuer	Acquisition Date(s)	Value
Private Equity Investments
Kerzner Intl. Holdings, Ltd., Cl A	09/27/06	$14,000,000
Warrants
Casual Male Retail Group, Inc.
Warrants, Exp 07/02/2010	07/03/03	0

Total Restricted Securities:		$14,000,000

(Cost $35,049,000) (0.47% of Net Assets)

Baron Opportunity Fund
Name of Issuer	Acquisition Date(s)	Value
Warrants
Loudeye Corp.
Warrants, Exp 12/23/2010	12/22/04	$0

Total Restricted Securities:		$0

(Cost $0) (0.00% of Net Assets)

6. Transactions in “Affiliated” Companies1

Baron Asset Fund

Name of Issuer	Balance of Shares Held on September 30, 2009	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on June 30, 2010	Value June 30, 2010
Apollo International, Inc. S-A Conv. Pfd.[4]	105,264	—	105,264	—	$—
Vail Resorts, Inc.[2]	2,236,741	—	437,541	1,799,200	—

Total investments in “affiliated” companies (0.00% of Net Assets)					$0

Baron Growth Fund

Name of Issuer	Balance of Shares Held on September 30, 2009	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on June 30, 2010	Value June 30, 2010
AMERIGROUP Corp.	2,625,000	—	—	2,625,000	$85,260,000
Blue Nile, Inc.	800,000	—	—	800,000	37,664,000
Choice Hotels Intl., Inc.	3,000,000	—	—	3,000,000	90,630,000
DeVry, Inc.	3,650,000	—	—	3,650,000	191,588,500
Encore Acquisition Co.[3]	2,800,000	—	2,800,000	—	—
Peet’s Coffee & Tea, Inc.	700,000	100,000	—	800,000	31,416,000
SEACOR Holdings, Inc.[2]	1,100,000	—	100,000	1,000,000	—
Strayer Education, Inc.	700,000	—	—	700,000	145,523,000
Vail Resorts, Inc.	1,900,000	—	—	1,900,000	66,329,000

Total investments in “affiliated” companies (12.38% of Net Assets)					$648,410,500

Baron Investment Funds Trust	June 30, 2010

Baron Small Cap Fund

Name of Issuer	Balance of Shares Held on September 30, 2009	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held on June 30, 2010	Value June 30, 2010
AeroVironment, Inc.	1,000,000	150,000	1,150,000	—	$—
Chesapeake Lodging Trust	—	901,862	—	901,862	13,978,861
GeoResources, Inc.[2]	—	1,100,000	436,700	663,300	—
Great Wolf Resorts, Inc.	3,060,000	—	—	3,060,000	6,364,800
Huron Consulting Group, Inc.	1,250,000	—	—	1,250,000	24,262,500
Iconix Brand Group, Inc.	3,750,000	150,000	—	3,900,000	56,043,000
Mistras Group, Inc.	—	1,750,000	—	1,750,000	18,760,000
National CineMedia, Inc.	2,400,000	161,946	—	2,561,946	42,682,020
Orion Marine Group, Inc.	1,100,000	300,000	—	1,400,000	19,880,000
Rubicon Technology, Inc.[2]	1,915,995	—	915,995	1,000,000	—
Stanley, Inc.	1,350,000	—	1,350,000	—	—
Vitacost.com, Inc.	800,000	1,525,000	—	2,325,000	20,901,750

Total investments in “affiliated” companies (6.79% of Net Assets)					$202,872,931

[1]	An “affiliated” company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended June 30, 2010.
[2]	As of June 30, 2010, no longer an affiliate.
[3]	Decrease due to merger.
[4]	Decrease due to dissolution.

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

1.	The certifications of the registrant as required by Rule 30a-2(a) under the 1940 Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Investment Funds Trust

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

Date: August 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron
Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong
Treasurer and Chief Financial Officer

Date: August 17, 2010